SEGMENT AND GEOGRAPHICAL INFORMATION (Property and Equipment by Country) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014
Segment Reporting Information [Line Items]
Property and equipment, net	$ 1,231	$ 1,257	$ 1,543
Netherlands [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	510		532
Germany [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	173		239
United States of America [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	298		433
Other [Member]
Segment Reporting Information [Line Items]
Property and equipment, net	$ 250		$ 339